Nationwide Life Insurance Company: • Nationwide VLI Separate Account - 2

Prospectus supplement dated December 18, 2009
to Prospectus dated May 1, 2002

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
Effective December 11, 2009, the Credit Suisse Trust – International Equity Flex I Portfolio underlying mutual fund and the Credit Suisse Trust – International Equity Flex II Portfolio underlying mutual fund will merge into the Credit Suisse Trust – International Equity Flex III Portfolio underlying mutual fund.  As a result, if any of your contract value is invested in the Credit Suisse Trust – International Equity Flex I Portfolio underlying mutual fund and/or the Credit Suisse Trust – International Equity Flex II Portfolio underlying mutual fund, the contract value will be merged into the Credit Suisse Trust – International Equity Flex III Portfolio underlying mutual fund.  If any portion of your future purchase payment is allocated to the Credit Suisse Trust – International Equity Flex I Portfolio underlying mutual fund and/or Credit Suisse Trust – International Equity Flex II Portfolio underlying mutual fund, you should re-direct that allocation to another underlying mutual fund available under your contract.

Effective immediately, all references and information contained in the prospectus for your contract related to the Credit Suisse Trust – International Equity Flex I Portfolio underlying mutual fund and Credit Suisse Trust – International Equity Flex II Portfolio underlying mutual fund are deleted.

2.	Effective December 11, 2009, the Credit Suisse Trust – International Equity Flex III Portfolio underlying mutual fund is added as an investment option to your contract.

3.	Effective December 11, 2009, “Appendix A: Objectives for Underlying Mutual Funds” is amended to include the following:

Credit Suisse Trust – International Equity Flex III Portfolio
This underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	The portfolio seeks capital appreciation